Exhibit 1

KPMG LLP Two Manhattan West 375 9th Avenue, 17th Floor New York, NY 10001

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc.
Wells Fargo Bank, National Association
(together, the “Company”)
Wells Fargo Securities, LLC
Barclays Capital Inc.
Barclays Capital Real Estate Inc.
Goldman Sachs & Co. LLC
Goldman Sachs Bank USA
Goldman Sachs Mortgage Company
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC
RBC Capital Markets, LLC
Truist Securities, Inc.
(collectively, the “Specified Parties”):

Re: BX Commercial Mortgage Trust 2026-AHP – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BX 2026-AHP Securitization Tape.xlsx” provided by the Company on May 6, 2026 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and 12 related properties (the “Properties”) as of June 15, 2026 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by BX Commercial Mortgage Trust 2026-AHP, Commercial Mortgage Pass-Through Certificates, Series 2026-AHP (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the “Calculation Methodology” column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform for the Mortgage Loan and related Properties in the Data File and the associated findings are as follows.

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

New York, New York
May 6, 2026

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Number	Provided by the Company
Property Name	Provided by the Company
Number of Properties	Underwriting File
Allocated Mortgage Loan Amount ($)	Draft Allocated Loan Amount Schedule
Property Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
County	Appraisal
Year Built	Appraisal
Year Renovated	Appraisal
General Property Type	Appraisal
Specific Property Type	Appraisal
No. of Units	Underwriting File
Unit of Measure	Underwriting File
Occupancy %	Underwriting File
Occupancy % Source Date	Underwriting File
Loan Purpose (Acquisition, Refinance, Finance)	Provided by the Company
Note Date	Provided by the Company
First Payment Date	Provided by the Company
Maturity Date or Anticipated Repayment Date	Provided by the Company
Spread	Provided by the Company
Assumed SOFR	Provided by the Company
Strike Rate	Provided by the Company
Trustee/Certificate Administrator Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
EU Risk Retention Reporting Fee	Provided by the Company
CREFC Fee Rate	Provided by the Company
Interest Accrual Basis	Draft Loan Agreement
Trust Notes Original Principal Balance	Provided by the Company
Prepayment Restriction Code	Provided by the Company
Partial Release and/or Partial Prepayment (Y/N)	Draft Loan Agreement
Amortization Term (Original)	Draft Loan Agreement
Amortization Term (Remaining)	Draft Loan Agreement
Extension Options Description	Draft Loan Agreement
Loan Amortization Type	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
ARD Loan (Y/N)	Draft Loan Agreement
Appraised Value Date	Appraisal
Aggregate Individual Appraised Value ($)	Appraisal
Portfolio Appraised Value Date	Appraisal
Portfolio Appraised Value ($)	Appraisal
Underwritten EGI	Underwriting File
Underwritten Total Expenses	Underwriting File
Underwritten Net Operating Income	Underwriting File
Underwritten Replacement Reserves	Underwriting File
Underwritten Net Cash Flow	Underwriting File
Affiliated Sponsor (Y/N)	Provided by the Company
Lien Position	Provided by the Company
Title Vesting (Fee/Leasehold/Both)	Provided by the Company
Ground Lease Initial Expiration Date	Provided by the Company
Type of Lockbox	Draft Loan Agreement
Phase I Date	Phase I Environmental Report
Phase II Date	Phase I Environmental Report
Engineering Report Date	Engineering Report
Engineering Escrow/Deferred Maintenance	Provided by the Company
Environmental Escrow	Draft Loan Agreement
Springing Environmental Escrow Description	Draft Loan Agreement
Tax & Insurance Escrow (Initial)	Draft Loan Agreement
Tax & Insurance Escrow (Monthly)	Draft Loan Agreement
Tax & Insurance Escrow Description	Draft Loan Agreement
Replacement Reserve (Initial)	Draft Loan Agreement
Replacement Reserve (Monthly)	Draft Loan Agreement
Replacement Reserve Description	Draft Loan Agreement
Excess Cash Flow Reserve (Initial)	Draft Loan Agreement
Excess Cash Flow Reserve (Monthly)	Draft Loan Agreement
Excess Cash Flow Reserve Description	Draft Loan Agreement
Other Escrow I (Initial)	Draft Loan Agreement
Other Escrow I (Monthly)	Draft Loan Agreement
Other Escrow I Reserve Description	Draft Loan Agreement
Additional Financing In Place (Existing) (Y/N)	Draft Loan Agreement
Additional Financing Amount (Existing)	Provided by the Company
Additional Financing Lender	Provided by the Company
Additional Financing Description (Existing)	Provided by the Company
Additional Financing Maturity Date	Provided by the Company
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement
Future Debt Description	Draft Loan Agreement
Tax Abatement (Y/N)	Draft Exhibit to Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Regulatory Agreement (Y/N)	Draft Exhibit to Loan Agreement
Type of Regulatory Agreement(s)	Draft Exhibit to Loan Agreement
Regulatory Agency	Draft Exhibit to Loan Agreement
Market Units	Underwriting File
Units (140% AMI or Less & >80% AMI)	Underwriting File
Units (80% AMI or Less)	Underwriting File
Employee / Admin / Model Units	Underwriting File

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Monthly Debt Service Amount	Product of Trust Notes Loan Level Cut-Off Date Balance, Mortgage Rate, and 365/360 divided by 12
Mortgage Rate	Spread plus Assumed SOFR
Trust Notes Loan Level Cut-Off Date Balance	Set equal to Trust Notes Original Principal Balance
Trust Notes Property Level Cut-Off Date Balance	Set equal to Allocated Mortgage Loan Amount ($)
Trust Notes Balloon Payment	Set equal to Trust Notes Loan Level Cut-Off Date Balance
Loan Term (Original)	Number of payments between and including the First Payment Date and Maturity Date or Anticipated Repayment Date
Loan Term (Remaining)	Loan Term (Original) minus Seasoning
IO Period	Set equal to Loan Term (Original)
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date, subject to a minimum of 0
Aggregate Individual Appraised Value per Unit ($)	Aggregate Individual Appraised Value ($) divided by No. of Units
Portfolio Appraised Value per Unit ($)	Portfolio Appraised Value ($) divided by No. of Units
Portfolio Appraised Value Premium ($)	Portfolio Appraised Value ($) minus Aggregate Individual Appraised Value ($)
Mortgage Loan Closing Date LTV (Aggregate Individual Appraised Value)	Trust Notes Loan Level Cut-Off Date Balance divided by Aggregate Individual Appraised Value ($)
Mortgage Loan Closing Balloon LTV (Aggregate Individual Appraised Value)	Trust Notes Balloon Payment divided by Aggregate Individual Appraised Value ($)
Mortgage Loan Closing Date LTV (Portfolio Value)	Trust Notes Loan Level Cut-Off Date Balance divided by Portfolio Appraised Value ($)
Mortgage Loan Closing Balloon LTV (Portfolio Value)	Trust Notes Balloon Payment divided by Portfolio Appraised Value ($)
UW NCF DSCR	Underwritten Net Cash Flow divided by the product of (i) Monthly Debt Service Amount and (ii) 12
UW NOI DSCR at Cap	Underwritten Net Operating Income divided by product of (i) Trust Notes Loan Level Cut-Off Date Balance, (ii) Spread plus Strike Rate and (iii) 365/360
Cut-Off Date UW NOI Debt Yield	Underwritten Net Operating Income divided by Trust Notes Loan Level Cut-Off Date Balance
Cut-Off Date UW NCF Debt Yield	Underwritten Net Cash Flow divided by Trust Notes Loan Level Cut-Off Date Balance

B-1